Recurring Fair Value Measurements (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Held To Maturity Securities	The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on March 31, 2021 are as follows:

	Carrying Value/ Amortized Cost	Interest Income	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,271,977	28,458	14,143	166,286,120

	$166,272,072	$28,458	$14,143	$166,286,215

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551

	$166,243,614	$10,751	$(12,968)	$166,230,646

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551

	$166,243,614	$10,751	$(12,968)	$166,230,646

Summary of Key Inputs in Monte Carlo simulation model
The key inputs into the modified Black Scholes model were as follows at December 31, 2020 and at March 31, 2021:

Input	December 31, 2020	March 31, 2021
Risk-free interest rate	0.43%	0.98%
Expected term (years)	5.0	5.25
Expected volatility	40.0%	26.5%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	N/A
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.00

The key inputs into the Monte Carlo simulation model and the modified Black-Scholes model were as follows at initial measurement and at December 31, 2020:

Input	November 27, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.44%	0.43%
Expected term (years)	5.0	5.0
Expected volatility	40.0%	40.0%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	80%
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.00

Summary of Change in Fair Value of Warrant Liabilities
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our Warrants classified as Level 3:

Fair value at December 31, 2020	$36,549,753
Public Warrants reclassified to level 2 (1)	(17,933,496)
Change in fair value	(445,665)
Fair Value at March 31, 2021	$18,170,592

(1)	Assumes the Public Warrants were reclassified on March 31, 2021.

The change in the fair value of the warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Fair value at issuance November 27, 2020	$36,549,753
Change in fair value	—
Fair Value at December 31, 2020	$36,549,753

Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$95	$—	$—
Investments held in Trust Account—U.S. Treasury	$166,286,120	$—	$—
Liabilities
Public Warrants	$—	$17,933,496	$—
Private Warrants	$—	$—	$18,170,592

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$95	$—	$—
Investments held in Trust Account—U.S. Treasury	$166,230,551	$—	$—
Liabilities
Public Warrants	$—	$—	$17,605,944
Private Warrants	$—	$—	$18,943,809